Cash and Cash Equivalent- Summary of Cash and Cash Equivalents (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of cash and cash equivalents [line items]
Cash on hand	S/ 16,468	S/ 5,944
In-transit remittances	2,798	7,931
Bank accounts	493,666	475,025
Time deposits	113,248	112,023
Mutual funds		6,027
Total	S/ 626,180	S/ 606,950	S/ 554,002	S/ 818,402